COMMITMENTS	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
COMMITMENTS

24 COMMITMENTS

On March 17, 2025, the Company signed two binding memoranda of understanding with Nomas Global Investments-LLC-S.P.C. and Al Noor Legal Consultants FZE ( the “MOUs”) to pursue a broad strategic relationship to facilitate the Company with its planned expansion in the UAE and the broader Gulf Cooperation Council region (“GCC”), which includes assisting the Company with a dual listing of the Ordinary Shares on the Abu Dhabi Securities Exchange and a potential capital raise of up to USD$250,000,000 focused on large institutional investors based in the GCC.

Pursuant to the Nomas MOU, the Company has agreed to pay fixed non-refundable fees in an aggregate amount of $800,000, with the initial payment of $400,000 paid upon signing of the Nomas MOU and the remaining balance of $400,000, as held under escrow and recognized as a restricted bank balance, to be released in equal installments upon the occurrence of three defined milestones via an escrow arrangement. The Nomas MOU also provides that the Company shall pay success fees upon achieving certain capital raise targets and the successful listing of the Company’s securities on the ADX.

Pursuant to the Al Noor MOU, the Company has agreed to fees in an aggregate amount of $650,000, with a total of $400,000 paid by September 30, 2025 and the remaining fees in equal installments upon the occurrence of three defined milestones. The Al Noor MOU also provides that the Company shall pay success fees upon achieving certain capital raise targets and the successful listing the Company s securities on the ADX.